THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
LONG-TERM INVESTMENTS (95.2%)
ALABAMA (0.6%)
$       1,000     Alabama Mental Health Finance Authority, Special        RB      Aaa/AAA         05/01/99(a)   7.375%
                    Tax Obligation, (Prerefunded, Series 1989, due
                    05/01/01), MBIA Insured........................
        1,630     Childersburg Industrial Development Board, PCR,         RB       Aa2/AA         11/15/99(a)   7.400
                    (Kimberly Clark Corp. Project, Escrowed to
                    Maturity, due 11/15/99)........................
        1,000     Daphne Special Care Facilities Financing                RB       NR/NR          08/15/01(a)   7.300
                    Authority, (Presbyterian Retirement,
                    Prerefunded, Series A, due 08/15/18)...........
                      TOTAL ALABAMA................................

ALASKA (1.9%)
        2,000     Anchorage, (Prerefunded, Series 1991, due               GO      Aaa/AAA         07/01/01(a)   6.600
                    07/01/02), MBIA Insured........................
        1,075     Anchorage, (Refunding, Series 1989, due                 GO      Aaa/AAA         06/01/99(a)   7.100
                    06/01/03), AMBAC Insured.......................
        1,000     Anchorage, (Series 1990A), AMBAC Insured.........       GO      Aaa/AAA         02/01/00      6.850
        3,000     North Slope Borough, (Series 1992A), MBIA               GO      Aaa/AAA         06/30/00      5.550
                    Insured........................................
        2,200     North Slope Borough, Zero Coupon, (Capital              GO      Aaa/AAA         06/30/01      0.000
                    Appreciation, Series 1996B), MBIA Insured......
        2,500     North Slope Borough, Zero Coupon, (Capital              GO      Aaa/AAA         01/01/99      0.000
                    Appreciation, Series B), MBIA Insured..........
                      TOTAL ALASKA.................................

ARIZONA (0.7%)
        1,000     Maricopa County School District #11, (Peoria            GO      Aaa/AAA         07/01/99(a)   7.000
                    Unified School Improvement, Prerefunded, Series
                    1990H, due 07/01/05), MBIA Insured.............
        1,325     Maricopa County School District #3, (Tempe              GO       A1/AA          07/01/06(a)   6.000
                    Elementary, Projects of 1991, Prerefunded,
                    Series C, due 07/01/08)........................
        1,750     Phoenix, (Refunding, Series C)...................       GO      Aa1/AA+         07/01/02      6.375
                      TOTAL ARIZONA................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
LONG-TERM INVE
ALABAMA (0.6%)
$       1,000   $   1,071,520

        1,630       1,689,006

        1,000       1,101,290

                -------------
                    3,861,816

                -------------
ALASKA (1.9%)
        2,000       2,158,100

        1,075       1,134,501

        1,000       1,059,200
        3,000       3,102,990

        2,200       1,844,964

        2,500       2,358,800

                -------------
                   11,658,555

                -------------
ARIZONA (0.7%)
        1,000       1,094,900

        1,325       1,448,318

        1,750       1,901,427
                -------------
                    4,444,645

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
CALIFORNIA (4.2%)
$       2,520     California Department of Water Resources,               RB       Aa2/AA         12/01/12      7.000%
                    (Central Valley Project, Water Systems Service,
                    Refunding, Series J-1).........................
        2,750     California Pollution Control Financing Authority        RB       NR/NR          07/01/07      6.700
                    (PCR, Laidlaw Environmental, Refunding, Series
                    A).............................................
        6,000     California State.................................       GO       A1/A+          02/01/08      6.500
        1,000     California State, AMBAC/MBIA Insured.............       GO      Aaa/AAA         09/01/06      6.500
          569     Kaweah Delta Hospital District, Tulare County,          PP       NR/A+          06/01/14      4.350
                    (Series D).....................................
        1,049     Kaweah Delta Hospital District, Tulare County,          PP       NR/A+          06/01/14      5.250
                    (Series E).....................................
        1,618     Kaweah Delta Hospital District, Tulare County,          PP       NR/A+          06/01/14      6.400
                    (Series G).....................................
        2,500     Los Angeles County Public Works, (Refunding,            RB      Aaa/AAA         09/01/06      6.000
                    Series A), MBIA Insured........................
        2,000     Los Angeles Department of Water & Power,                RB       Aa3/A+         05/15/00(a)   7.125
                    (California Electric Plant, Crossover Refunded,
                    due 05/15/30)..................................
        3,000     Riverside County California School, Financing           GO      MIG1/NR         10/01/98      4.500
                    Authority (Revenue Anticipation Notes, Series
                    A).............................................
                      TOTAL CALIFORNIA.............................

COLORADO (0.2%)
        1,295     Adams County School District #12, FGIC Insured...       GO      Aaa/AAA         12/15/06      6.000

CONNECTICUT (0.8%)
        1,545     Connecticut Housing Finance Authority, (Housing         RB       Aa/AA          11/15/97      8.100
                    Mortgage Finance Program, Refunding, Series
                    1987B).........................................
        2,815     Connecticut Transportation Infrastructure,              RB       NR/AA-         06/01/03(a)   6.600
                    Special Tax Obligation, (Prerefunded, Series
                    1991A, due 06/01/04)...........................
                      TOTAL CONNECTICUT............................

DELAWARE (0.5%)
        2,650     Delaware Transportation Authority,                      RB      Aaa/AAA         07/01/00      5.250
                    (Transportation System Revenue) AMBAC
                    Insured........................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
CALIFORNIA (4.
$       2,520   $   3,041,111

        2,750       2,800,792

        6,000       6,844,380
        1,000       1,141,970
          569         570,013

        1,049       1,049,049

        1,618       1,783,310

        2,500       2,744,100

        2,000       2,167,160

        3,000       3,018,570

                -------------
                   25,160,455

                -------------
COLORADO (0.2%
        1,295       1,418,452
                -------------
CONNECTICUT (0
        1,545       1,553,436

        2,815       3,105,564

                -------------
                    4,659,000

                -------------
DELAWARE (0.5%
        2,650       2,721,444

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
DISTRICT OF COLUMBIA (4.4%)
$       3,000     District of Columbia, (Refunding, Series A), MBIA       GO      Aaa/AAA         06/01/07      6.000%
                    Insured........................................
        7,500     District of Columbia, (Refunding, Series C), FGIC       GO      Aaa/AAA         12/01/03      5.250
                    Insured........................................
        2,600     District of Columbia, (Series B), MBIA Insured...       GO      Aaa/AAA         06/01/02      6.000
        4,015     Metropolitan Airport, (Series B), FGIC Insured...       RB      Aaa/AAA         10/01/05      6.000
        5,745     Metropolitan Airport, (Series B), FGIC Insured...       RB      Aaa/AAA         10/01/06      6.000
        1,200     Metropolitan Airports Authority, (Series B), FGIC       RB      Aaa/AAA         10/01/00      5.250
                    Insured........................................
        1,000     Metropolitan Airports, (Series B), FGIC                 RB      Aaa/AAA         10/01/03      5.750
                    Insured........................................
                      TOTAL DISTRICT OF COLUMBIA...................

FLORIDA (3.5%)
        5,765     Dade County School District, (Refunding), MBIA          GO      Aaa/AAA         07/15/05      6.000
                    Insured........................................
        1,535     Florida Board of Education, Capital Outlay,             GO      Aaa/AA+         06/01/00(a)   7.000
                    (Escrowed to Maturity, Series 1986C, due
                    06/01/01)......................................
          465     Florida Board of Education, Capital Outlay,             GO      Aa2/AA+         06/01/00(a)   7.000
                    (Unrefunded Balance, Series 1986C, due
                    06/01/01)......................................
        6,765     Florida Division Board Financial Department,            RB      Aaa/AAA         07/01/99      5.500
                    (General Services Revenue, Department of
                    Environmental Preservation, Series 2000A),
                    AMBAC Insured..................................
        3,200     Jacksonville Electric Authority, (St. Johns             RB       Aa1/AA         10/01/99(a)   7.000
                    River, Issue 2, Crossover Refunded, Series 5,
                    due 10/01/09)..................................
        2,000     Volusia County School District, (Refunding,             GO      Aaa/AAA         08/01/01(a)   6.100
                    Series 1991, due 08/01/02), FGIC Insured.......
                      TOTAL FLORIDA................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
DISTRICT OF CO
$       3,000   $   3,241,140

        7,500       7,724,850

        2,600       2,754,804
        4,015       4,329,053
        5,745       6,221,318
        1,200       1,230,852

        1,000       1,057,700

                -------------
                   26,559,717

                -------------
FLORIDA (3.5%)
        5,765       6,281,025

        1,535       1,597,382

          465         473,110

        6,765       6,940,349

        3,200       3,413,280

        2,000       2,150,760

                -------------
                   20,855,906

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
GEORGIA (6.4%)
$       2,630     Fulton County School District, (Refunding).......       GO       Aa3/AA         05/01/14      6.375%
        1,000     Georgia Municipal Electric Authority, (Refunding,       RB        A/A           01/01/12      6.500
                    Series A)......................................
        1,000     Georgia Municipal Electric Authority, (Refunding,       RB        A3/A          01/01/06      6.000
                    Series D)......................................
        1,155     Georgia Residential Finance Authority, (Single          RB       Aa/AA+         12/01/97      6.600
                    Family Insured Mortgages, Refunding, Series
                    1986A, due 12/01/98), FHA Insured..............
        6,000     Georgia, (Series B)..............................       GO      Aaa/AAA         03/01/07      7.200
        3,000     Georgia, (Series B)..............................       GO      Aaa/AAA         03/01/10      6.300
        4,470     Georgia, (Series C)..............................       GO      Aaa/AAA         07/01/11      5.700
        2,500     Gwinnett County School District, (Refunding,            GO      Aa1/AA+         02/01/08      6.400
                    Series B)......................................
        5,000     Metropolitan Atlanta Rapid Transit Authority,           RB      Aaa/AAA         07/01/11      6.250
                    Sales Tax Revenue, (Refunding, Series P).......
        3,000     Municipal Electric Authority, (General                  RB      Aaa/AAA         01/01/03      5.250
                    Resolution, Series A) AMBAC Insured............
        4,500     Municipal Electric Authority, (Project 1, Sixth         RB      Aaa/AAA         01/01/08      7.000
                    Crossover), AMBAC Insured......................
                      TOTAL GEORGIA................................

HAWAII (1.6%)
        5,000     Hawaii State, (Refunding, Series CO), FGIC              GO      Aaa/AAA         03/01/02      6.000
                    Insured........................................
        2,000     Hawaii, (Series BZ)..............................       GO       Aa3/A+         10/01/12      6.000
        2,000     Honolulu City & County Improvement, (Refunding,         GO       Aa/AA          10/01/11      5.500
                    Series B)......................................
                      TOTAL HAWAII.................................

ILLINOIS (9.7%)
        2,000     Chicago Board of Education, (Chicago School             GO      Aaa/AAA         12/01/09      6.750
                    Reform), AMBAC Insured.........................
        1,000     Chicago Board of Education, (Lease Certificates,        RB      Aaa/AAA         01/01/06      6.125
                    Series A), MBIA Insured........................
        4,130     Chicago Board of Education, (Lease Certificates,        RB      Aaa/AAA         01/01/07      6.125
                    Series A), MBIA Insured........................
        3,000     Chicago, (Refunding, Series A-2), AMBAC                 GO      Aaa/AAA         01/01/11      6.000
                    Insured........................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
GEORGIA (6.4%)
$       2,630   $   2,981,000
        1,000       1,114,040
        1,000       1,067,430
        1,155       1,192,018
        6,000       7,133,220
        3,000       3,383,250
        4,470       4,793,404
        2,500       2,824,900
        5,000       5,597,200
        3,000       3,101,220
        4,500       5,259,015
                -------------
                   38,446,697
                -------------
HAWAII (1.6%)
        5,000       5,311,150
        2,000       2,187,760
        2,000       2,063,340
                -------------
                    9,562,250
                -------------
ILLINOIS (9.7%
        2,000       2,323,620
        1,000       1,090,100
        4,130       4,521,400
        3,000       3,264,810

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
ILLINOIS (CONTINUED)
$       1,500     Chicago, O'Hare International Airport,                  RB      Aaa/AAA         01/01/09      5.750%
                    (Refunding, Series C-1), MBIA Insured..........
        3,280     Cook County, (Refunding, Series C), FGIC                GO      Aaa/AAA         11/15/04      5.800
                    Insured........................................
       10,000     Cook County, Community School District #54,             GO      Aaa/AAA         01/01/03(a)   0.000
                    Schaumburg Township, Zero Coupon, (Capital
                    Appreciation, Prerefunded, Series B, due
                    01/01/11), FGIC Insured........................
        1,375     Du Page County, (Illinois Alternative Revenue           GO      Aaa/AAA         01/01/02(a)   6.550
                    Jail Project, Prerefunded, due 01/01/21).......
        3,000     Illinois, Sales Tax Revenue, (Refunding, Series         RB      Aa3/AAA         06/15/09      6.000
                    Q).............................................
        4,175     Illinois, Sales Tax Revenue, (Refunding, Series         RB      Aa3/AAA         06/15/12      6.000
                    Q).............................................
        3,350     Illinois, Sales Tax Revenue, (Series R)..........       RB      Aa3/AAA         06/15/01      4.600
          950     Kendall Kane & Will Counties Community Unit             GO      Aaa/AAA         03/01/99      6.200
                    School District #308, FGIC Insured.............
        2,500     Metropolitan Pier & Exposition Authority,               RB       A2/AA-         06/15/06      8.500
                    (McCormick Place Expansion Project, Series
                    A).............................................
        9,585     Metropolitan Pier & Exposition Authority, Zero          RB      Aaa/AAA         06/15/13      0.000
                    Coupon (Illinois Dedicated State Tax Revenue,
                    Capital Appreciation, McCormick Place
                    Expansion, Series A)...........................
        5,420     Metropolitan Pier & Exposition Authority, Zero          RB      Aaa/AAA         06/15/14      0.000
                    Coupon, (Capital Appreciation, McCormick Place
                    Expansion Project, Refunding), MBIA Insured....
       11,000     Metropolitan Pier & Exposition Authority, Zero          RB      Aaa/AAA         12/15/11      0.000
                    Coupon, (Capital Appreciation, McCormick Place
                    Expansion Project, Refunding, Series A), MBIA
                    Insured........................................
        9,705     Metropolitan Pier & Exposition Authority, Zero          RB      Aaa/AAA         06/15/12      0.000
                    Coupon, (Capital Appreciation, McCormick Place
                    Expansion Project, Refunding, Series A), MBIA
                    Insured........................................

ILLINOIS (CONT
$       1,500   $   1,607,100
        3,280       3,510,682
       10,000       4,689,600
        1,375       1,510,988
        3,000       3,264,630
        4,175       4,507,414
        3,350       3,374,154
          950         979,080
        2,500       3,132,425
        9,585       4,068,353
        5,420       2,161,279
       11,000       5,135,790
        9,705       4,380,352

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
ILLINOIS (CONTINUED)
$       2,810     Regional Transportation Authority, (Series D),          RB      Aaa/AAA         06/01/07      7.750%
                    FGIC Insured...................................
        1,000     University of Illinois, Auxiliary Facilities,           RB      Aaa/AAA         04/01/98(a)   6.000
                    (Escrowed to Maturity, due 10/01/01)...........
                      TOTAL ILLINOIS...............................

INDIANA (1.0%)
        2,000     Indiana Municipal Power Agency, Power Supply            RB      Aaa/AAA         01/01/13      6.000
                    System Revenue, (Refunding, Series B), MBIA
                    Insured........................................
        3,915     Indiana, Transportation Finance Authority,              RB      Aaa/AAA         06/01/09      5.250
                    Highway Revenue, (Refunding, Series A), AMBAC
                    Insured........................................
                      TOTAL INDIANA................................

KENTUCKY (0.6%)
       3,350      Kentucky Turnpike Authority, (Escrowed to               RB      Aaa/AAA        07/01/98  (a)   7.100
                    Maturity, Series A, due 07/01/02)..............

LOUISIANA (1.0%)
       6,000      Louisiana, (Refunding, Series A), FGIC Insured...       GO      Aaa/AAA        08/01/00       6.000

MARYLAND (1.0%)
       1,560      Anne Arundel County..............................       GO      Aa2/AA+        09/01/06       6.000
      1,000       Maryland Department of Transportation,                  RB      Aaa/AAA        08/15/99  (a)   6.700
                    (Prerefunded, Series 1990, due 08/15/05).......
      3,000       Maryland, (3rd Series, due 07/15/03).............       GO      Aaa/AAA        07/15/01  (a)   6.400
                      TOTAL MARYLAND...............................

ILLINOIS (CONT
$       2,810   $   3,434,663

        1,000       1,026,260

                -------------
                   57,982,700

                -------------
INDIANA (1.0%)
        2,000       2,178,600

        3,915       4,032,528

                -------------
                    6,211,128

                -------------
KENTUCKY (0.6%
       3,350        3,619,206

                -------------
LOUISIANA (1.0
       6,000        6,287,160
                -------------
MARYLAND (1.0%
       1,560        1,712,318
      1,000         1,067,940

      3,000         3,224,250
                -------------
                    6,004,508

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
MASSACHUSETTS (4.8%)
$       5,650     Massachusetts Bay Transportation Authority,             RB       A1/A+          03/01/08      7.000%
                    (General Transportation System, Refunding,
                    Series A)......................................
        7,300     Massachusetts State (Refunding, Series A, due           GO      Aaa/AAA         08/01/10      5.750
                    08/01/10) AMBAC Insured........................
       10,000     Massachusetts State Water Resource Authority            RB        A/A           07/15/08      6.500
                    (Series A, due 07/15/08).......................
        1,495     Massachusetts, College Building Authority,              RB       A1/A+          05/01/11      7.500
                    (Refunding, Series A)..........................
        1,060     Wareham, School Project Loan Bonds, (due                GO      Aaa/AAA         01/15/01(a)   6.800
                    01/15/03), AMBAC Insured.......................
                      TOTAL MASSACHUSETTS..........................

MICHIGAN (0.5%)
        2,905     Michigan State Hospital Finance Authority               RB      Aa3/AA-         08/15/04      5.750
                    Revenue, (Mercy Health Services, Refunding,
                    Series T)......................................

MINNESOTA (2.6%)
        5,000     University of Minnesota, (Series A)..............       RB       Aa3/AA         07/01/10      5.750
        5,000     University of Minnesota, (Series A)..............       RB       Aa3/AA         07/01/15      5.750
        4,800     Western Minnesota Municipal Power Agency,               RB      Aaa/AAA         01/01/98(a)  10.125
                    (Prerefunded, Series 1983A, due 01/01/04), MBIA
                    Insured(c).....................................
                      TOTAL MINNESOTA..............................

MISSISSIPPI (2.4%)
        6,000     Mississippi Home Corp Residual Revenue, Zero            RB       AAA/NR         09/01/13      0.000
                    Coupon, (Capital Appreciation, Refunded, Series
                    C).............................................
       11,000     Mississippi, (Escrowed to Maturity)..............       GO      Aaa/AAA         02/01/08      6.200
                      TOTAL MISSISSIPPI............................

MISSOURI (0.7%)
        4,000     St. Louis County Regional Convention & Sports           RB      Aaa/AAA         08/15/03(a)   7.000
                    Complex Authority, (Prerefunded, Series B, due
                    08/15/21)......................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
MASSACHUSETTS
$       5,650   $   6,620,331

        7,300       7,823,410

       10,000      11,309,000

        1,495       1,841,631

        1,060       1,161,145

                -------------
                   28,755,517

                -------------
MICHIGAN (0.5%
        2,905       3,064,862

                -------------
MINNESOTA (2.6
        5,000       5,346,900
        5,000       5,269,000
        4,800       5,137,008

                -------------
                   15,752,908

                -------------
MISSISSIPPI (2
        6,000       2,557,200

       11,000      12,176,560
                -------------
                   14,733,760

                -------------
MISSOURI (0.7%
        4,000       4,513,240

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
NEBRASKA (0.7%)
$       4,000     Nebraska Public Power District, (Nuclear                RB       A1/A+          07/01/00      5.200%
                    Facilities, Refunding).........................

NEVADA (5.2%)
          500     Carson City School District, (Prerefunded, Series       GO      Aaa/AAA         04/01/00(a)   6.750
                    1990, due 04/01/03), FGIC Insured..............
        8,200     Clark County School District, (Series A), MBIA          GO      Aaa/AAA         06/01/11      7.000
                    Insured........................................
        3,000     Clark County School District, FGIC Insured.......       GO      Aaa/AAA         06/15/03      6.000
        3,000     Clark County, (Passenger Facilities, Las Vegas          RB      Aaa/AAA         07/01/08      6.250
                    McCarran International Airport, Series A),
                    AMBAC Insured..................................
        1,685     Las Vegas, Clark County Library District,               GO      Aaa/AAA         06/01/01(a)   6.600
                    (Prerefunded, Series 1991A, due 06/01/03), FGIC
                    Insured........................................
        1,200     Las Vegas, Clark County Library District,               GO      Aaa/AAA         06/01/01(a)   6.700
                    (Prerefunded, Series 1991A, due 06/01/04), FGIC
                    Insured........................................
        1,280     Las Vegas, Clark County Library District,               GO      Aaa/AAA         08/01/01(a)   6.700
                    (Refunding, Series 1991B, due 08/01/04), FGIC
                    Insured........................................
        6,015     Nevada State, (Refunding)........................       GO       Aa2/AA         05/15/10      6.000
        1,985     Nevada State, (Refunding, Series A-2)............       GO       Aa2/AA         05/15/10      6.000
        1,330     Nevada, (Prison Facilities, Prerefunded, Series         GO       NR/AA          08/01/00(a)   7.000
                    1990A, due 08/01/04)...........................
                      TOTAL NEVADA.................................

NEW HAMPSHIRE (1.2%)
        4,900     New Hampshire Higher Educational & Health               RB       Aaa/NR         06/01/07      6.750
                    Facilities Authority, (Dartmouth College,
                    Refunding).....................................
        1,720     New Hampshire, (Prerefunded, Series 1991A, due          GO       A3/AA          06/15/01(a)   6.600
                    06/15/03)......................................
                      TOTAL NEW HAMPSHIRE..........................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
NEBRASKA (0.7%
$       4,000   $   4,098,240

                -------------
NEVADA (5.2%)
          500         539,565

        8,200       9,770,956

        3,000       3,212,850
        3,000       3,347,910

        1,685       1,828,646

        1,200       1,306,404

        1,280       1,391,872

        6,015       6,575,297
        1,985       2,169,903
        1,330       1,451,828

                -------------
                   31,595,231

                -------------
NEW HAMPSHIRE
        4,900       5,628,679

        1,720       1,882,471

                -------------
                    7,511,150

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
NEW JERSEY (6.7%)
$       4,180     Jersey City, (Refunding, Series H)...............       GO        A/AA          10/01/11      6.250%
        7,000     New Jersey Economic Development Authority,              RB      Aaa/AAA         07/01/02      5.400
                    (Market Transition Facilities, Series A), MBIA
                    Insured........................................
        1,325     New Jersey Economic Development Authority, (New         RB      Aaa/AAA         06/15/07      6.000
                    Jersey Performing Arts Center, Series PJ-A),
                    AMBAC Insured..................................
        1,500     New Jersey Sports & Exposition Authority, (Sports       RB       Aa1/NR         01/01/00      8.100
                    Complex, Refunding, Escrowed to Maturity)......
        6,000     New Jersey Transportation Authority, (Refunding,        RB      Aaa/AAA         06/15/05      6.000
                    Series B), MBIA Insured........................
        7,500     New Jersey Transportation Authority, (Refunding,        RB      Aaa/AAA         06/15/10      6.500
                    Series B), MBIA Insured........................
        2,500     New Jersey Turnpike Authority, (Refunding, Series       RB      Aaa/AAA         01/01/00      6.200
                    A), MBIA Insured...............................
        1,000     New Jersey Turnpike Authority, (Refunding, Series       RB      Aaa/AAA         01/01/01      5.700
                    A), MBIA Insured...............................
        5,275     Ocean County Utilities Authority, (Wastewater           RB       Aa2/NR         01/01/99      5.000
                    Revenue, Refunding)............................
        1,000     Ocean County, (General Improvement)..............       GO       Aa2/NR         04/15/00      6.375
                      TOTAL NEW JERSEY.............................

NEW YORK (7.1%)
        1,990     Monroe County, Public Improvement, (Partially           GO      Aaa/AAA         06/01/08(a)   6.000
                    Prerefunded, due 06/01/09), AMBAC Insured......
        1,295     Monroe County, Public Improvement, (Partially           GO      Aaa/AAA         06/01/08(a)   6.000
                    Prerefunded, due 06/01/10), AMBAC Insured......
          110     Monroe County, Public Improvement, (Prerefunded,        GO      Aaa/AAA         06/01/08(a)   6.000
                    due 06/01/09), AMBAC Insured...................
          120     Monroe County, Public Improvement, (Prerefunded,        GO      Aaa/AAA         06/01/08(a)   6.000
                    due 06/01/10), AMBAC Insured...................
        2,000     Municipal Assistance Corp. for the City of New          RB      Aa2/AA-         07/01/06      6.000
                    York, (Series E)...............................
        1,465     New York City, (Escrowed to Maturity, Series            GO       NR/NR          06/01/01      8.000
                    B).............................................
        1,195     New York City, (Escrowed to Maturity, Series            GO      Aaa/BBB+        02/15/02      6.100
                    F).............................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
NEW JERSEY (6.
$       4,180   $   4,690,085
        7,000       7,267,680
        1,325       1,449,060
        1,500       1,628,790
        6,000       6,511,800
        7,500       8,583,825
        2,500       2,608,975
        1,000       1,042,730
        5,275       5,342,151
        1,000       1,054,030
                -------------
                   40,179,126
                -------------
NEW YORK (7.1%
        1,990       2,179,468
        1,295       1,410,760
          110         121,640
          120         132,698
        2,000       2,180,100
        1,465       1,648,828
        1,195       1,275,949

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
NEW YORK (CONTINUED)
$       2,645     New York City, (Refunding, Series A).............       GO     Baa1/BBB+        08/01/02      5.750%
        4,675     New York City, (Refunding, Series H, Subseries          GO     Baa1/BBB+        08/01/01      5.500
                    H-1)...........................................
        1,000     New York City, (Series E), FGIC Insured..........       GO      Aaa/AAA         02/15/06      6.500
        3,425     New York City, (Series F)........................       GO     Baa1/BBB+        02/15/03      6.200
        2,000     New York City, (Series G), AMBAC Insured.........       GO      Aaa/AAA         10/15/07      6.000
        2,000     New York State Local Government Assistance Corp,        RB      Aaa/AAA         04/01/06      6.000
                    (Refunding, Series A), AMBAC Insured...........
        1,500     New York State Urban Development Corp.,                 RB       Aaa/NR         01/01/00(a)   7.750
                    (Correctional Capital Facilities, Prerefunded,
                    Series 1, due 01/01/14)........................
          805     New York, (Partially Escrowed to Maturity, Series       GO     Baa1/BBB+        02/15/02      6.100
                    F).............................................
        4,000     Triborough Bridge & Tunnel Authority, (Refunding,       RB      Aaa/AAA         01/01/01(a)   6.875
                    Series V, due 01/01/05), FGIC Insured..........
        8,700     Triborough Bridge & Tunnel Authority, (Refunding,       RB       Aa/A+          01/01/12      6.625
                    Series X)......................................
                      TOTAL NEW YORK...............................

OHIO (1.0%)
        2,000     Ohio State Building Authority, (Admin Building          RB      Aa3/AA-         10/01/06      5.500
                    Fund, Series A)................................
        3,365     Ohio Water Development Authority, (Refunding,           RB      Aaa/AAA         06/01/98(a)   9.375
                    Escrowed to Maturity, due 12/01/10)............
                      TOTAL OHIO...................................

PENNSYLVANIA (1.6%)
       1,175      Bethel Park School District, (Prerefunded, Series       GO      Aaa/AAA        02/01/00  (a)   6.550
                    1991B, due 02/01/02), AMBAC Insured............
        970       Pennsylvania Higher Education Assistance Agency,        RB      Aaa/AAA        12/01/00       6.800
                    Student Loan Revenue, (Refunding, Series
                    1985A), FGIC Insured...........................
      1,310       Pennsylvania Higher Education Facilities                RB       Aa2/AA        09/01/02       6.500
                    Authority, College & University Revenue,
                    University of Pennsylvania, (Refunding, Series
                    A).............................................

NEW YORK (CONT
$       2,645   $   2,764,501
        4,675       4,822,543
        1,000       1,114,840
        3,425       3,651,187
        2,000       2,177,200
        2,000       2,180,440
        1,500       1,646,310
          805         849,533
        4,000       4,361,400
        8,700      10,056,330
                -------------
                   42,573,727
                -------------
OHIO (1.0%)
        2,000       2,109,580
        3,365       4,214,898
                -------------
                    6,324,478
                -------------
PENNSYLVANIA (
       1,175        1,237,827
        970         1,036,775
      1,310         1,429,931

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
PENNSYLVANIA (CONTINUED)
$       2,800     Pennsylvania Higher Educational Facilities              RB       Aa/AA          01/01/06      6.000%
                    Authority, Health Services Revenue, University
                    of Pennsylvania, (Series A)....................
        1,500     Pennsylvania, (2nd Series 1991A, due 11/01/04),         GO      Aaa/AAA         11/01/01(a)   6.500
                    MBIA Insured...................................
        1,000     Pennsylvania, (Refunding and Projects, 1st Series       GO      Aaa/AAA         01/01/01      6.600
                    A), AMBAC Insured..............................
                      TOTAL PENNSYLVANIA...........................

RHODE ISLAND (1.8%)
        5,000     Rhode Island Public Buildings Authority,                RB      Aaa/AAA         02/01/00      4.700
                    (Refunding, Series A), AMBAC Insured...........
        2,000     Rhode Island, (Prerefunded, Series 1990B, due           GO       A1/AA-         10/15/99(a)   6.700
                    10/15/01)......................................
        3,785     Rhode Island, (Series 1991B).....................       GO       A1/AA-         05/15/00      6.000
                      TOTAL RHODE ISLAND...........................

SOUTH CAROLINA (0.2%)
       1,000      Piedmont Municipal Power Agency, (Escrowed to           RB      Aaa/AAA        01/01/08       6.200
                    Maturity, Refunding), MBIA Insured.............

TENNESSEE (0.3%)
       2,000      Chattanooga, Industrial Development Board, IDR,         RB       A2/NR         11/01/97  (a)   4.000
                    (Gerber/Buster Brown Manufacturing, Inc., due
                    11/01/05)......................................

TEXAS (6.0%)
       1,500      Addison, (Refunding, Series 1991, due 09/01/00),        GO      Aaa/AAA        09/01/98  (a)   6.250
                    FGIC Insured...................................
      1,000       Arlington, (Series 1989, due 08/01/00), AMBAC           GO      Aaa/AAA        08/01/99  (a)   6.850
                    Insured........................................
      1,050       Austin Independent School District, (Refunding,         GO      Aaa/AAA        08/01/99       6.200
                    Series 1991), PSFG Insured.....................
      1,500       Austin, Utilities System, (Escrowed to Maturity,        RB      Aaa/AAA        04/01/98  (a)   6.500
                    due 10/01/01)..................................
        205       Austin, Water Sewer & Electric Revenue, (Escrowed       RB        A/NR         11/15/97      13.500
                    to Maturity, Refunding)........................
         25       Conroe Independent School District, (Partially          GO      Aaa/AAA        02/01/99  (a)   7.100
                    Prerefunded, Series 1989, due 02/01/01), MBIA
                    Insured........................................

PENNSYLVANIA (
$       2,800   $   3,028,452
        1,500       1,641,135
        1,000       1,071,080
                -------------
                    9,445,200
                -------------
RHODE ISLAND (
        5,000       5,039,650
        2,000       2,141,060
        3,785       3,940,828
                -------------
                   11,121,538
                -------------
SOUTH CAROLINA
       1,000        1,110,390
                -------------
TENNESSEE (0.3
       2,000        2,003,020
                -------------
TEXAS (6.0%)
       1,500        1,528,485
      1,000         1,048,030
      1,050         1,091,559
      1,500         1,620,120
        205           209,077
         25            25,962

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
TEXAS (CONTINUED)
$         975     Conroe Independent School District, (Prerefunded,       GO      Aaa/AAA         02/01/99(a)   7.100%
                    Series 1989, due 02/01/01), MBIA Insured.......
        2,260     Corpus Christi Independent School District,             GO      Aaa/AAA         08/15/05      6.000
                    (Refunding), PSFG Insured......................
        1,305     Dallas County, Flood Control District #1,               GO       Aaa/NR         04/01/08(a)   9.250
                    (Prerefunded, due 04/01/10)....................
        1,650     El Paso Independent School District,                    GO       Aaa/NR         07/01/01(a)   6.550
                    (Prerefunded, Series 1991, due 07/01/03), PSFG
                    Insured........................................
        1,700     Harris County, Road Improvement Authority,              GO      Aaa/AAA         11/01/99(a)   7.000
                    (Prerefunded, Series 1989, due 11/01/03), MBIA
                    Insured........................................
        3,805     Lewisville Independent School District,                 GO      Aaa/AAA         08/15/03      6.000
                    (Refunding), PSFG Insured......................
        2,325     Northwest Independent School District, Zero             GO       Aaa/NR         08/15/03      0.000
                    Coupon, (Capital Appreciation, Refunding), PSFG
                    Insured........................................
        2,320     Northwest Independent School District, Zero             GO       Aaa/NR         08/15/04      0.000
                    Coupon, (Capital Appreciation, Refunding), PSFG
                    Insured........................................
        2,000     Plano Independent School District, (Prerefunded,        GO      Aaa/AAA         02/15/01(a)   6.550
                    Series 1991B, due 02/15/04), FGIC Insured......
        1,500     San Antonio, (Refunding), WI.....................       GO       Aa/AA          08/01/07      6.000
          700     Texas A & M University, (Refunding, Series 1989,        RB      Aaa/AAA         11/24/97(a)   6.500
                    due 07/01/98)..................................
        2,000     Texas, Public Finance Authority, (Prerefunded,          GO       NR/AA          10/01/00(a)   6.300
                    Series 1988A, due 10/01/02)....................
        1,000     Texas, Public Finance Authority, (Prerefunded,          GO       NR/AA          10/01/00(a)   6.500
                    Series 1991A, due 10/01/05)....................
        4,000     Texas, Public Finance Authority,(Series B,              GO       Aa2/AA         10/01/03      6.000
                    Refunding).....................................
        2,500     University of Texas, Permanent University Fund,         RB      Aaa/AAA         07/01/01      6.300
                    (Refunding, Series 1991).......................
                      TOTAL TEXAS..................................

TEXAS (CONTINU
$         975   $   1,016,428

        2,260       2,454,767

        1,305       1,766,944

        1,650       1,777,545

        1,700       1,801,694

        3,805       4,096,311

        2,325       1,753,376

        2,320       1,657,431

        2,000       2,143,380

        1,500       1,608,255
          700         714,483

        2,000       2,116,820

        1,000       1,064,140

        4,000       4,320,680

        2,500       2,675,950

                -------------
                   36,491,437

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
UTAH (3.1%)
$       1,625     Intermountain Power Agency, (Refunding, Series          RB      Aaa/AAA         07/01/09      6.500%
                    B), MBIA Insured...............................
        5,130     Intermountain Power Agency, (Refunding, Series          RB      Aaa/AAA         07/01/00      6.000
                    C), MBIA Insured...............................
        4,155     Intermountain Power Agency, (Refunding, Series          RB      Aaa/AAA         07/01/01      6.000
                    C), MBIA Insured...............................
        6,645     Intermountain Power Agency, (Refunding, Series          RB      Aaa/AAA         07/01/02      6.000
                    C), MBIA Insured...............................
                      TOTAL UTAH...................................

VIRGINIA (1.2%)
        5,000     Virginia Public School Authority, (Refunding,           RB       Aa/AA          01/01/02      6.000
                    Series 1991)...................................
        2,000     Virginia Public School Authority, (Series A, due        RB       Aa/AA          08/01/01(a)   6.500
                    08/01/04)......................................
                      TOTAL VIRGINIA...............................

WASHINGTON (6.5%)
        1,555     King & Snohomish Counties, School District #417,        GO      Aaa/AAA         12/01/00(a)   6.600
                    (due 12/01/02), FGIC Insured...................
        6,355     King County, (Refunding, Series B)...............       GO      Aa1/AA+         01/01/01      6.700
        1,000     Pierce County School District #320, Sumner              GO      Aaa/AAA         12/01/01(a)   6.600
                    Washington, (Series 1991, due 12/01/02), MBIA
                    Insured........................................
        2,955     Seattle, Municipal Sewer Revenue, (Prerefunded,         RB      Aaa/AA-         01/01/00(a)   6.875
                    Series T, due 01/01/31)........................
        1,250     Snohomish County School District #2, (Refunding,        GO      Aaa/AAA         06/01/01(a)   6.700
                    Series A, due 12/01/02), MBIA Insured..........
        1,000     Snohomish County Washington School District #15         GO       NR/AAA         12/01/99(a)   7.150
                    (Prerefunded, due 12/01/06)....................
        4,815     Washington Public Power Supply System, (Nuclear         RB      Aaa/AAA         07/01/06      6.000
                    Project #1, Refunding, Series A), MBIA
                    Insured........................................
        4,000     Washington Public Power Supply System, (Nuclear         RB      Aa1/AA-         07/01/03      5.750
                    Project #1, Refunding, Series B)...............
        2,000     Washington Public Power Supply System, (Nuclear         RB      Aa1/AA-         07/01/06      7.250
                    Project #2, Refunding, Series 1990A)...........

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
UTAH (3.1%)
$       1,625   $   1,854,759
        5,130       5,365,980
        4,155       4,391,710
        6,645       7,082,573
                -------------
                   18,695,022
                -------------
VIRGINIA (1.2%
        5,000       5,312,500
        2,000       2,176,620
                -------------
                    7,489,120
                -------------
WASHINGTON (6.
        1,555       1,656,604
        6,355       6,826,223
        1,000       1,082,030
        2,955       3,182,742
        1,250       1,345,725
        1,000       1,065,210
        4,815       5,194,470
        4,000       4,191,200
        2,000       2,309,640

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
WASHINGTON (CONTINUED)
$       5,265     Washington Public Power Supply System, (Nuclear         RB      Aa1/AA-         07/01/01      6.300%
                    Project #2, Refunding, Series 1990A)...........
        2,000     Washington Public Power Supply System, (Nuclear         RB      Aaa/AAA         01/01/01(a)   7.000
                    Project #2, Refunding, Series 1990C, due
                    07/01/01), FGIC Insured........................
        1,500     Washington Public Power Supply System, (Nuclear         RB      Aa1/AA-         01/01/01(a)   7.500
                    Project #2, Refunding, Series 1990C, due
                    07/01/02)......................................
        1,000     Washington, (Prerefunded, Series 1990B, due             GO      Aa1/AA+         08/01/00(a)   6.750
                    08/01/02)......................................
        1,750     Washington, (Refunding, Series R-92-A, due              GO      Aa1/AA+         09/01/01(a)   6.300
                    09/01/02)......................................
                      TOTAL WASHINGTON.............................

WEST VIRGINIA (0.2%)
        1,000     Berkeley County Board of Education, (Escrowed to        GO      Aaa/AAA         04/01/01      7.300
                    Maturity, Series 1988), MBIA Insured...........

WISCONSIN (2.3%)
       4,160      Milwaukee County Wisconsin, Zero Coupon (Capital        GO      Aaa/AAA        12/01/10       0.000
                    Appreciation, Refunding, Series A) FGIC
                    Insured........................................
      1,500       Racine Unified School District, (due 04/01/01),         GO      Aaa/AAA        04/01/99  (a)   6.500
                    AMBAC Insured..................................
      5,000       Wisconsin, (Series A)............................       GO       Aa/AA         05/01/99       5.750
      5,000       Wisconsin, Transportation Revenue, (Refunding,          RB       A1/AA-        07/01/06       4.600
                    Series A)......................................
                      TOTAL WISCONSIN..............................

WASHINGTON (CO
$       5,265   $   5,578,215

        2,000       2,175,060

        1,500       1,653,210

        1,000       1,067,690

        1,750       1,882,913

                -------------
                   39,210,932

                -------------
WEST VIRGINIA
        1,000       1,098,490

                -------------
WISCONSIN (2.3
       4,160        2,068,768

      1,500         1,548,450

      5,000         5,135,800
      5,000         4,916,350

                -------------
                   13,669,368

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
WYOMING (1.0%)
$       3,600     Platte County, PCR, (Basin Electric Power               RB        A2/A          01/01/06      4.950%
                    Cooperative, Refunding)........................
        2,115     Platte County, PCR, (Basin Electric Power               RB        A2/A          01/01/07      5.050
                    Cooperative, Refunding)........................
                      TOTAL WYOMING................................
                      TOTAL LONG TERM INVESTMENTS (COST $551,654,799)................................................
SHORT-TERM INVESTMENTS (3.9%)
CALIFORNIA (1.2%)
        7,000     Los Angeles County California (Tax & Revenue            GO     MIG1/Sp1+        06/30/98      4.500
                    Anticipation Notes, Series A)..................
          200     Los Angeles Regional Airports Improvement Corp.,      VRDN      NR/A-1+         09/02/97(b)   3.750
                    (Los Angeles International Airport, Series
                    1985, due 12/01/25), LOC Societe Generale......

FLORIDA (0.6%)
        3,900     St. Lucie County (Power & Light Company Project,      VRDN     VMIG1/A-1+       09/02/97(b)   3.650
                    PCR, Refunding, due 03/01/27)..................

GEORGIA (0.2%)
          300     Burke County,(Development Authority, PCR, Georgia     VRDN     VMIG1/A-1        09/02/97(b)   3.750
                    Power Co., Series 1994, Vogtle Project-4th.
                    Series, due 07/01/24)..........................
          700     Monroe County Development Authority, (PCR,            VRDN     VMIG1/A-1        09/02/97(b)   3.750
                    Georgia Power Co., Scherer Project-2nd. Series,
                    due 07/01/25)..................................

TENNESSEE (1.0%)
        6,100     Tennessee State (Adjustable Bond, Anticipation        VRDN     VMIG1/A-1+       09/03/97(b)   3.250
                    Notes, Series A, due 07/02/01).................

WASHINGTON (0.4%)
        2,200     Washington State Health Care Facilities Authority     VRDN     VMIG1/A-1+       09/02/97(b)   3.750
                    (VA Mason Medical Center, Refunding, Series B,
                    due 02/15/27)..................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
WYOMING (1.0%)
$       3,600   $   3,609,504

        2,115       2,128,938

                -------------
                    5,738,442

                -------------
                  574,628,837

                -------------
SHORT-TERM INV
CALIFORNIA (1.
        7,000       7,038,150

          200         200,000

                -------------
                    7,238,150
                -------------
FLORIDA (0.6%)
        3,900       3,900,000

                -------------
GEORGIA (0.2%)
          300         300,000

          700         700,000

                -------------
                    1,000,000
                -------------
TENNESSEE (1.0
        6,100       6,100,000

                -------------
WASHINGTON (0.
        2,200       2,200,000

                -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MOODY'S
    AMOUNT                            SECURITY                       SECURITY       S&P          MATURITY
(IN THOUSANDS)                       DESCRIPTION                       TYPE     (UNAUDITED)        DATE        RATE
--------------    -------------------------------------------------  --------   ------------   ------------   -------
WEST VIRGINIA (0.5%)
$       3,400     Marshall County West Virginia (Bayer Corporation      VRDN      P-1/A-1+        09/02/97(b)   3.700%
                    Project, Refunding, due 03/01/09)..............
                  TOTAL SHORT-TERM INVESTMENTS (COST $23,834,665)....................................................
                  TOTAL INVESTMENTS (COST $575,489,464) (99.1%)......................................................
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%).......................................................
                  NET ASSETS (100.0%)................................................................................

  PRINCIPAL
    AMOUNT
(IN THOUSANDS)      VALUE
--------------  -------------
WEST VIRGINIA
$       3,400   $   3,400,000

                -------------
                   23,838,150

                -------------
                  598,466,987

                -------------
                    5,130,927

                -------------
                $ 603,597,914

                -------------
                -------------

------------------------------
Note: Based on the cost of investments of $575,489,464 for federal income tax purposes at August 31, 1997, the aggregate gross unrealized appreciation and depreciation was $23,588,777 and $611,254, respectively, resulting in net unrealized appreciation of investments of $22,977,523.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(c) $4,800,000 par is segregated as collateral for when-issued security.

AMBAC -- Ambac Indemnity Corp., FHA -- Federal Housing Authority, FGIC -- Financial Guaranty Insurance Company, GO -- General Obligation, IDR -- Industrial Development Revenue, MBIA -- Municipal Bond Investors Assurance Corp., PCR -- Pollution Control Revenue, PP -- Private Placement, RB -- Revenue Bond, VRDN -- Variable Rate Demand Note, WI -- When Issued.

Crossover Refunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity -- Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity concides with the first call date of the first bond.

Prerefunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding -- Bonds for which the issuer has issued new bonds and cancelled the old issue.

When-issued -- A conditional transaction in a security authorized for issuance but not yet actually issued.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $575,489,464 )          $598,466,987
Cash                                                     47,700
Interest Receivable                                   6,896,005
Prepaid Trustees' Fees                                    1,289
Prepaid Expenses and Other Assets                           124
                                                   ------------
    Total Assets                                    605,412,105
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,564,635
Advisory Fee Payable                                    152,974
Custody Fee Payable                                      28,405
Administrative Services Fee Payable                      15,471
Fund Services Fee Payable                                 1,640
Administration Fee Payable                                1,422
Accrued Expenses                                         49,644
                                                   ------------
    Total Liabilities                                 1,814,191
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $603,597,914
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $28,680,999
EXPENSES
Advisory Fee                                       $1,620,498
Administrative Services Fee                           169,209
Custodian Fees and Expenses                           158,218
Professional Fees and Expenses                         38,714
Fund Services Fee                                      18,912
Administration Fee                                     10,663
Trustees' Fees and Expenses                             7,384
Insurance Expense                                       3,838
Miscellaneous                                           9,818
                                                   ----------
    Total Expenses                                                2,037,254
                                                                -----------
NET INVESTMENT INCOME                                            26,643,745
NET REALIZED GAIN ON INVESTMENTS                                    829,545
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     9,668,350
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $37,141,640
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1997   AUGUST 31, 1996
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    26,643,745   $    22,197,847
Net Realized Gain on Investments                           829,545           605,789
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          9,668,350        (4,888,459)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        37,141,640        17,915,177
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          284,352,430       224,578,237
Withdrawals                                           (209,280,115)     (163,747,318)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions           75,072,315        60,830,919
                                                   ---------------   ---------------
    Total Increase in Net Assets                       112,213,955        78,746,096
NET ASSETS
Beginning of Fiscal Year                               491,383,959       412,637,863
                                                   ---------------   ---------------
End of Fiscal Year                                 $   603,597,914   $   491,383,959
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD
                                                                                JULY 12, 1993
                                                   FOR THE FISCAL YEAR ENDED   (COMMENCEMENT OF
                                                   -------------------------    OPERATIONS) TO
                                                   1997   1996   1995   1994   AUGUST 31, 1993
                                                   ----   ----   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.38%  0.38%  0.42%  0.41%             0.40%(a)
  Net Investment Income                            4.93%  4.92%  5.15%  4.68%             4.58%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                            --     --     --     --              0.01%(a)
Portfolio Turnover                                   25%    25%    47%    33%               43%(b)+

------------------------
(a) Annualized.

(b) Not Annualized.

+ Portfolio's turnover is for the twelve month period ended August 31, 1993, and includes the portfolio activity of the Portfolio's predecessor entity, The JPM Pierpont Tax Exempt Bond Fund, for the period September 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $466,873,082 on that date from The Pierpont Tax Exempt Bond Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, are valued using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1997, such fees amounted to $1,620,498.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31,1997
--------------------------------------------------------------------------------
      allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreement with FDI. For the fiscal year ended August 31, 1997, the fee for these services amounted to $10,663.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended August 31, 1997, the fee for these services amounted to $169,209.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $18,912 for the fiscal year ended August 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,800.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended August 31, 1997 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
                                                   $227,671,356   $135,110,171

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "Portfolio") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 23, 1997

40